Share Capital and Share-based Payments - Summary of Share Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	$ 4,307	$ 7,600
RSUs and pRSUs
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	4,954	6,640
DSUs
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	(713)	(492)
Stock options
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	66	1,676
PSUs
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	0	(224)
Equity-settled | Construction in progress
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	741	273
Equity-settled | General and administration expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	3,674	6,773
Equity-settled | Operating expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	54	927
Cash-settled | General and administration expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	(379)	(691)
Cash-settled | Operating expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	217	290
Cash-settled | Exploration expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	$ 0	$ 28